First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 84.2%
	Aerospace & Defense – 1.2%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$154,926
491,000	Science Applications International Corp. (a) (b)	4.88%	04/01/28	479,805
667,000	Spirit AeroSystems, Inc. (a) (b)	5.50%	01/15/25	686,259
6,000,000	Spirit AeroSystems, Inc. (a) (b)	7.50%	04/15/25	6,231,000
1,000,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	1,032,295
				8,584,285
	Airlines – 0.9%
6,000,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	6,336,780
	Apparel Retail – 0.8%
5,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	4,821,819
1,146,000	Nordstrom, Inc. (b)	4.38%	04/01/30	1,045,954
				5,867,773
	Application Software – 1.2%
3,000,000	Condor Merger Sub, Inc. (a) (b)	7.38%	02/15/30	2,900,655
935,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	952,601
5,072,000	LogMeIn, Inc. (a) (b)	5.50%	09/01/27	4,830,243
				8,683,499
	Automobile Manufacturers – 0.8%
4,043,000	Ford Motor Co. (b)	9.63%	04/22/30	5,562,541
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	330,100
				5,892,641
	Automotive Retail – 1.2%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	80,134
7,902,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	8,020,056
649,000	Lithia Motors, Inc. (a) (b)	4.38%	01/15/31	654,932
				8,755,122
	Broadcasting – 10.6%
4,418,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	4,499,777
1,657,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	5.38%	08/15/26	682,220
9,524,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	2,309,570
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,843,365
8,201,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	8,641,312
10,966,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	11,434,468
8,224,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	8,414,180
3,150,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	3,067,470
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	574,722
3,540,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	3,499,290
17,974,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	16,376,831
163,000	TEGNA, Inc. (a) (b)	4.75%	03/15/26	164,276
2,087,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	2,103,120
8,048,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	8,359,055
				75,969,656
	Building Products – 0.2%
574,000	Standard Industries, Inc. (a) (b)	4.75%	01/15/28	563,490
858,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	813,680
				1,377,170

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite – 4.8%
$143,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.00%	02/01/28	$143,526
1,933,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	1,960,468
5,942,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	5,833,648
1,579,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.50%	08/15/30	1,514,561
2,155,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	2,154,504
19,036,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	16,811,405
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	2,503,463
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	213,313
143,000	Directv Financing, LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	143,227
1,149,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	4.50%	09/15/26	1,099,214
2,284,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	6.50%	09/15/28	2,147,908
				34,525,237
	Casinos & Gaming – 6.4%
153,000	Boyd Gaming Corp. (a) (b)	8.63%	06/01/25	161,212
1,438,000	Boyd Gaming Corp. (a) (b)	4.75%	06/15/31	1,414,215
8,377,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	8,692,520
1,195,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	1,285,904
1,999,000	Caesars Entertainment, Inc. (a) (b)	4.63%	10/15/29	1,904,647
7,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.75%	07/01/25	7,699,125
10,774,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a) (b)	6.75%	01/15/30	10,248,714
1,000,000	MGM Resorts International (b)	7.75%	03/15/22	1,003,235
170,000	MGM Resorts International (b)	6.75%	05/01/25	176,139
284,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (a) (b)	6.63%	03/01/30	281,961
6,000,000	Scientific Games International, Inc. (a) (b)	8.63%	07/01/25	6,366,000
2,694,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,592,975
4,431,000	Station Casinos, LLC (a) (b)	4.63%	12/01/31	4,181,446
				46,008,093
	Communications Equipment – 1.8%
13,190,000	CommScope Technologies, LLC (a) (b)	6.00%	06/15/25	12,945,260
	Construction & Engineering – 0.8%
5,605,000	Pike Corp. (a) (b)	5.50%	09/01/28	5,401,791
	Construction Materials – 1.0%
74,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	69,123
1,718,000	New Enterprise Stone & Lime Co., Inc. (a) (b)	5.25%	07/15/28	1,672,782
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	5,193,119
				6,935,024
	Consumer Finance – 0.6%
214,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	203,125
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	2,888,990
619,000	FirstCash, Inc. (a) (b)	5.63%	01/01/30	615,679
856,000	PROG Holdings, Inc. (a) (b)	6.00%	11/15/29	823,408
				4,531,202
	Electric Utilities – 3.1%
11,882,000	PG&E Corp. (b)	5.00%	07/01/28	11,782,785
8,923,000	PG&E Corp. (b)	5.25%	07/01/30	8,878,028
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,601,641
				22,262,454

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electrical Components & Equipment – 0.0%
$333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	$310,226
	Environmental & Facilities Services – 0.5%
1,820,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	1,903,720
1,975,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp. (a) (b)	6.00%	06/01/29	1,839,199
				3,742,919
	Food Distributors – 0.2%
512,000	US Foods, Inc. (a) (b)	6.25%	04/15/25	530,550
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	597,250
				1,127,800
	Food Retail – 0.9%
4,372,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	7.50%	03/15/26	4,639,632
628,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	5.88%	02/15/28	650,062
954,000	Safeway, Inc. (b)	7.25%	02/01/31	1,060,347
				6,350,041
	Health Care Distributors – 0.5%
579,000	AdaptHealth, LLC (a) (b)	6.13%	08/01/28	573,835
2,967,000	AdaptHealth, LLC (a) (b)	5.13%	03/01/30	2,740,855
309,000	RP Escrow Issuer, LLC (a) (b)	5.25%	12/15/25	302,357
				3,617,047
	Health Care Equipment – 0.1%
565,000	Embecta Corp. (a) (b)	5.00%	02/15/30	558,175
	Health Care Facilities – 4.8%
1,312,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,297,260
1,467,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,423,782
74,000	Encompass Health Corp. (b)	5.13%	03/15/23	74,046
1,000,000	Encompass Health Corp. (b)	4.75%	02/01/30	948,800
8,285,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	8,324,354
19,000,000	Tenet Healthcare Corp. (a) (b)	6.25%	02/01/27	19,561,260
1,358,000	Tenet Healthcare Corp. (a) (b)	5.13%	11/01/27	1,371,444
1,017,000	Tenet Healthcare Corp. (a) (b)	4.63%	06/15/28	995,480
182,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	183,187
				34,179,613
	Health Care Services – 4.9%
7,794,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	7,495,061
10,490,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	10,303,645
1,978,000	MEDNAX, Inc. (a) (b)	5.38%	02/15/30	1,971,502
9,210,000	Minerva Merger Sub, Inc. (a) (b)	6.50%	02/15/30	8,879,729
282,000	ModivCare Escrow Issuer, Inc. (a) (b)	5.00%	10/01/29	265,870
905,000	ModivCare, Inc. (a) (b)	5.88%	11/15/25	909,335
409,000	Team Health Holdings, Inc. (a) (b)	6.38%	02/01/25	370,863
5,000,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	4,983,175
207,000	Vizient, Inc. (a) (b)	6.25%	05/15/27	214,753
				35,393,933

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Supplies – 1.3%
$9,518,000	Mozart Debt Merger Sub, Inc. (a) (b)	5.25%	10/01/29	$9,103,015
330,000	Owens & Minor, Inc. (a) (b)	4.50%	03/31/29	311,378
				9,414,393
	Health Care Technology – 3.1%
15,800,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	15,724,950
228,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	217,307
6,150,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	6,418,201
				22,360,458
	Homefurnishing Retail – 0.8%
1,426,000	At Home Group, Inc. (a) (b)	7.13%	07/15/29	1,275,101
4,298,000	Rent-A-Center, Inc. (a) (b)	6.38%	02/15/29	4,120,729
				5,395,830
	Hotels, Resorts & Cruise Lines – 0.3%
294,000	Boyne USA, Inc. (a) (b)	4.75%	05/15/29	291,385
1,202,000	Midwest Gaming Borrower, LLC/Midwest Gaming Finance Corp. (a) (b)	4.88%	05/01/29	1,173,453
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	286,646
575,000	XHR L.P. (a) (b)	4.88%	06/01/29	557,655
				2,309,139
	Household Products – 0.1%
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	587,438
	Independent Power Producers & Energy Traders – 1.5%
8,770,000	Calpine Corp. (a) (b)	5.13%	03/15/28	8,457,744
333,000	Calpine Corp. (a) (b)	4.63%	02/01/29	309,340
2,083,000	Calpine Corp. (a) (b)	5.00%	02/01/31	1,931,566
				10,698,650
	Industrial Machinery – 1.6%
6,315,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,465,234
5,000,000	TK Elevator U.S. Newco, Inc. (a) (b)	5.25%	07/15/27	4,956,075
				11,421,309
	Insurance Brokers – 9.1%
16,846,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	16,486,001
210,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	5.88%	11/01/29	198,513
15,548,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	14,828,983
10,310,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	10,217,210
12,562,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	11,575,632
2,092,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	1,948,353
496,000	GTCR AP Finance, Inc. (a) (b)	8.00%	05/15/27	496,496
5,353,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	5,394,218
4,109,000	HUB International Ltd. (a) (b)	5.63%	12/01/29	3,908,686
				65,054,092
	Integrated Telecommunication Services – 3.1%
1,425,000	Frontier Communications Holdings, LLC (a) (b)	5.88%	10/15/27	1,446,653
2,175,000	Frontier Communications Holdings, LLC (a) (b)	5.00%	05/01/28	2,114,644
10,783,000	Frontier Communications Holdings, LLC (a) (b)	6.75%	05/01/29	10,486,467

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services (Continued)
$571,000	Frontier Communications Holdings, LLC (a) (b)	6.00%	01/15/30	$527,036
8,161,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	7,599,197
				22,173,997
	Interactive Home Entertainment – 0.2%
1,899,000	Playtika Holding Corp. (a) (b)	4.25%	03/15/29	1,768,719
	Internet & Direct Marketing Retail – 0.8%
6,008,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	6,076,431
	Investment Banking & Brokerage – 0.1%
500,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	498,360
	Leisure Facilities – 0.2%
283,000	SeaWorld Parks & Entertainment, Inc. (a) (b)	5.25%	08/15/29	275,656
1,107,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	1,108,262
				1,383,918
	Managed Health Care – 2.0%
2,832,000	MPH Acquisition Holdings, LLC (a) (b)	5.50%	09/01/28	2,752,038
12,978,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	11,727,051
				14,479,089
	Metal & Glass Containers – 0.6%
1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	1,186,167
3,183,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	3,305,736
				4,491,903
	Movies & Entertainment – 1.5%
4,000,000	Live Nation Entertainment, Inc. (a) (b)	4.88%	11/01/24	4,047,120
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,461,468
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,577,451
				11,086,039
	Oil & Gas Exploration & Production – 0.0%
75,000	Chesapeake Energy Corp. (a) (b)	5.50%	02/01/26	77,163
	Paper Packaging – 1.4%
10,037,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	9,670,649
377,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC/Reynolds Gro (a) (b)	4.00%	10/15/27	349,270
				10,019,919
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,392,507
	Pharmaceuticals – 2.2%
1,530,000	Bausch Health Americas, Inc. (a) (b)	9.25%	04/01/26	1,584,667
3,975,000	Bausch Health Americas, Inc. (a) (b)	8.50%	01/31/27	4,032,558
667,000	Emergent BioSolutions, Inc. (a) (b)	3.88%	08/15/28	597,735
1,000,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	1,020,135
1,161,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (a) (b)	5.13%	04/30/31	1,153,442
7,350,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	7,358,489
				15,747,026
	Research & Consulting Services – 1.4%
1,124,000	Clarivate Science Holdings Corp. (a) (b)	4.88%	07/01/29	1,059,775

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Research & Consulting Services (Continued)
$6,126,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	$5,824,141
2,128,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.63%	10/01/28	2,041,295
1,334,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.88%	10/01/30	1,283,188
				10,208,399
	Restaurants – 0.7%
5,088,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,321,997
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	1,955,380
	Specialized Consumer Services – 1.1%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,888,563
4,932,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,946,253
				7,834,816
	Specialized Finance – 0.2%
1,448,000	Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	1,397,320
	Specialty Chemicals – 0.2%
1,274,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	1,294,639
	Specialty Stores – 0.0%
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	4.75%	02/15/28	149,839
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	7.75%	02/15/29	157,840
				307,679
	Steel – 0.0%
150,000	United States Steel Corp. (b)	6.88%	03/01/29	154,316
	Systems Software – 1.1%
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,828,874
4,917,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	5,057,725
				7,886,599
	Technology Hardware, Storage & Peripherals – 0.1%
833,000	Xerox Holdings Corp. (a) (b)	5.00%	08/15/25	849,660
	Tires & Rubber – 0.2%
1,155,000	Goodyear Tire & Rubber (The) Co. (a) (b)	5.25%	07/15/31	1,126,472
	Trading Companies & Distributors – 0.6%
1,035,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	990,195
3,686,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	3,492,669
				4,482,864
	Trucking – 0.9%
2,804,000	Hertz (The) Corp. (a) (b)	4.63%	12/01/26	2,673,796
4,156,000	Hertz (The) Corp. (a) (b)	5.00%	12/01/29	3,881,974
				6,555,770
	Total Corporate Bonds and Notes			605,168,032
	(Cost $620,806,703)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 38.4%
	Aerospace & Defense – 0.4%
$213,940	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 5.75%, 0.50% Floor (b)	6.25%	07/31/29	$214,297
2,802,353	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/01/28	2,784,838
				2,999,135
	Application Software – 13.9%
7,518,339	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	07/30/27	7,439,773
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	8.75%	07/30/28	3,563,000
502	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	01/26/28	498
198,166	Flexera Software, LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	01/26/28	196,618
8,764,551	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/01/27	8,713,454
10,692,140	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	12/01/27	10,669,258
2,358,728	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor (b)	7.00%	07/10/25	2,364,625
8,963,650	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor (b)	4.25%	07/01/24	8,916,053
10,954,947	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	09/15/24	10,868,184
9,551,587	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor (b)	6.46%	02/23/29	9,488,929
6,566,359	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.71%	09/13/24	6,476,072
453,692	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor (b)	4.97%	04/01/28	451,142
6,587,846	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	4.89%	08/31/27	6,468,869
4,177,704	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	06/05/25	4,128,950
2,875,593	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor (b)	7.25%	04/22/29	2,898,972
14,327,909	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.96%	02/05/24	14,090,209
2,885,419	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor (b)	4.50%	06/04/28	2,865,423
				99,600,029
	Casinos & Gaming – 1.2%
8,873,115	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor (b)	4.50%	01/27/29	8,825,732
	Education Services – 0.0%
142,291	Ascensus Holdings, Inc. (Mercury), Incremental 2nd Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.50% Floor	7.00%	08/02/29	141,936
	Electronic Equipment & Instruments – 0.4%
2,975,152	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.50%	08/20/25	2,915,649

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Environmental & Facilities Services – 1.0%
$7,668,882	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	03/15/28	$7,525,090
	Health Care Distributors – 0.3%
2,056,119	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.39%-4.41%	07/09/25	2,018,862
	Health Care Services – 5.7%
4,601,532	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor (b)	4.00%	09/30/28	4,562,833
977,982	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	03/01/28	957,063
1,225,012	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	03/01/28	1,198,809
69,714	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	68,223
2,951,822	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.96%	10/10/25	2,140,307
2,710,686	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor (b)	6.00%	10/29/27	2,692,904
488,541	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (b)	5.50%	02/28/28	486,098
1,300,844	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	08/31/26	1,287,835
8,690,329	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/06/24	8,277,539
5,395,396	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor (b)	4.75%	09/30/28	5,325,957
14,266,194	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor (b)	5.13%	06/28/26	13,677,714
				40,675,282
	Health Care Technology – 3.2%
3,348,250	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor (b)	5.00%	12/16/25	3,315,806
2,867,705	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor (b)	5.50%	02/04/27	2,861,568
5,144	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	07/25/26	5,105
2,041,947	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	07/25/26	2,026,633
14,998,084	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.21%	08/27/25	14,937,191
				23,146,303
	Insurance Brokers – 1.2%
22,123	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	04/25/25	21,947
8,738,689	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	04/25/25	8,668,954
				8,690,901
	Integrated Telecommunication Services – 0.6%
3,617,824	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	05/01/28	3,585,047

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services (Continued)
$826,883	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.51%	08/14/26	$818,168
				4,403,215
	Movies & Entertainment – 1.6%
5,924,593	Cineworld Group PLC (Crown), Incremental Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	09/30/26	4,435,328
668,912	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	709,046
1,258,461	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (b) (e)	15.25%	05/23/24	1,485,248
2,017,853	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor (b)	3.50%	02/28/25	1,557,440
917,203	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor (b)	4.75%	02/13/27	908,031
2,308,790	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.71%	02/12/27	2,262,615
				11,357,708
	Packaged Foods & Meats – 0.6%
4,536,641	BellRing Brands, LLC, 2021 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	10/21/24	4,521,534
	Pharmaceuticals – 1.4%
1,894,191	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (b) (f)	8.50%	09/30/25	1,907,924
1,850,839	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (g)	6.00%	09/24/24	1,703,697
119,232	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (g)	6.25%	02/24/25	109,515
6,005,173	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	10/02/26	5,968,421
602,471	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor (b)	5.25%	07/06/28	597,952
				10,287,509
	Research & Consulting Services – 0.1%
782,623	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	08/10/25	777,731
	Restaurants – 1.1%
7,904,027	Portillo’s Holdings, LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor (b)	6.50%	08/30/24	7,877,707
	Soft Drinks – 0.1%
403,269	Tropicana (Naked Juice, LLC/Bengal Debt Merger Sub, LLC), 2nd Lien Term Loan, 2 Mo. SOFR + 6.00%, 0.50% Floor (b)	6.50%	01/24/30	404,531
	Specialized Consumer Services – 2.9%
1,939,082	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	5.46%	01/20/29	1,914,843
19,029,860	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	5.46%	01/31/28	18,787,230
				20,702,073

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance – 0.4%
$2,747,138	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor (b)	5.00%	01/08/27	$2,731,699
	Specialty Stores – 0.6%
3,125,788	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	03/05/28	3,107,034
917,021	PetSmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	02/12/28	911,867
				4,018,901
	Systems Software – 1.7%
5,888,265	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (b)	6.25%	09/19/25	5,876,017
1,844,686	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.97%	10/02/25	1,821,628
4,274,866	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	06/13/24	4,209,204
				11,906,849
	Total Senior Floating-Rate Loan Interests			275,528,376
	(Cost $275,678,149)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 14.3%
	Application Software – 0.2%
1,721,000	ION Trading Technologies S.A.R.L. (a) (b)	5.75%	05/15/28	1,692,922
	Auto Parts & Equipment – 0.1%
676,000	Clarios Global L.P./Clarios US Finance Co. (a) (b)	8.50%	05/15/27	704,561
	Building Products – 3.0%
16,450,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	17,663,845
3,505,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	3,484,321
				21,148,166
	Data Processing & Outsourced Services – 0.7%
5,748,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	5,008,606
	Environmental & Facilities Services – 0.4%
715,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (a) (b)	4.63%	06/01/28	679,840
477,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (a) (b)	4.63%	06/01/28	446,978
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	468,842
585,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	541,751
716,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	677,515
				2,814,926
	Integrated Telecommunication Services – 1.4%
2,143,000	Altice France S.A. (a) (b)	5.50%	01/15/28	2,006,298
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	908,630
4,590,000	Altice France S.A. (a) (b)	5.13%	07/15/29	4,159,619
3,069,000	Altice France S.A. (a) (b)	5.50%	10/15/29	2,816,314
				9,890,861

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services – 0.1%
$861,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	$812,547
	Pharmaceuticals – 7.7%
9,316,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	9,368,402
2,357,000	Bausch Health Cos., Inc. (a) (b)	6.13%	02/01/27	2,379,498
3,000,000	Bausch Health Cos., Inc. (a) (b)	5.00%	01/30/28	2,517,615
732,000	Bausch Health Cos., Inc. (a) (b)	4.88%	06/01/28	704,448
616,000	Bausch Health Cos., Inc. (a) (b)	5.00%	02/15/29	498,507
8,150,000	Bausch Health Cos., Inc. (a) (b)	7.25%	05/30/29	7,146,613
7,500,000	Bausch Health Cos., Inc. (a) (b)	5.25%	01/30/30	6,059,475
770,000	Bausch Health Cos., Inc. (a) (b)	5.25%	02/15/31	613,409
81,000	Cheplapharm Arzneimittel GmbH (a) (b)	5.50%	01/15/28	81,053
17,584,000	Endo Dac/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	9.50%	07/31/27	17,172,974
5,442,000	Endo Dac/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	6.00%	06/30/28	3,600,835
5,600,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (b) (g)	10.00%	04/15/25	5,325,656
				55,468,485
	Research & Consulting Services – 0.1%
977,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a) (b)	5.00%	02/01/25	985,622
	Restaurants – 0.3%
2,114,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	1,960,074
	Trading Companies & Distributors – 0.3%
2,583,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	6.38%	02/01/30	2,462,942
	Total Foreign Corporate Bonds and Notes			102,949,712
	(Cost $109,878,733)

Shares	Description	Value
COMMON STOCKS – 0.3%
	Pharmaceuticals – 0.3%
220,989	Akorn, Inc. (h) (i)	1,998,182
	(Cost $2,534,056)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
367,144	Cineworld Group PLC (Crown), expiring 11/23/25 (i) (j)	90,132
	(Cost $0)
MONEY MARKET FUNDS – 1.2%
8,440,154	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b) (k)	8,440,154
	(Cost $8,440,154)
	Total Investments – 138.4%	994,174,588
	(Cost $1,017,337,795)
	Outstanding Loan – (42.2)%	(303,000,000)
	Net Other Assets and Liabilities – 3.8%	27,057,186
	Net Assets – 100.0%	$718,231,774

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $660,845,166 or 92.0% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2021 through February 28, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $76,090 for Cineworld Group PLC (Crown).
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2021 through February 28, 2022), this security paid all of its interest in cash.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At February 28, 2022, securities noted as such amounted to $1,998,182 or 0.3% of net assets.
(i)	Non-income producing security.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of February 28, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 605,168,032	$ —	$ 605,168,032	$ —
Senior Floating-Rate Loan Interests*	275,528,376	—	275,528,376	—
Foreign Corporate Bonds and Notes*	102,949,712	—	102,949,712	—
Common Stocks*	1,998,182	—	1,998,182	—
Warrants*	90,132	—	90,132	—
Money Market Funds	8,440,154	8,440,154	—	—
Total Investments	$ 994,174,588	$ 8,440,154	$ 985,734,434	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of February 28, 2022, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 102,758	$ 102,758	$ 100,560	$ (2,198)
Help at Home (HAH Group Holding Company, LLC), Term Loan	342,699	342,133	340,451	(1,682)
Veritext Corporation (VT TopCo, Inc.), Term Loan	137,302	137,302	136,444	(858)
		$582,193	$577,455	$(4,738)